Stockholders' Equity (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Sep. 24, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of stock option activity and related data
Outstanding beginning balance, Shares underlying stock options		592,230,567	894	980
Outstanding beginning balance, Weighted - average exercise price		$ 0.0655	$ 17,462	$ 20,370
Granted, Shares underlying stock options			592,230,471	0
Granted, Weighted - average exercise price			$ 0.06	$ 0
Forfeited/Expired, Shares underlying stock options		(5)	(798)	(86)
Forfeited/Expired, Weighted - average exercise price		$ 88,740	$ 12,095	$ 50,529
Outstanding ending balance, Shares underlying stock options		91	592,230,567	894
Outstanding ending balance, Weighted - average exercise price		$ 16,192	$ 0.0655	$ 17,462
Outstanding ending balance, Weighted - average remaining contractual term (yrs)			9 years 3 months 7 days
Outstanding ending balance, Aggregate intrinsic value			$ 2,961,152
Vested and expected to vest ending balance, Shares underlying stock options			592,230,567
Vested and expected to vest ending balance, Weighted - average exercise price			$ 0.0655
Vested and expected to vest ending balance, Weighted - average remaining contractual term (yrs)			1 year 2 months 1 day
Vested and expected to vest ending balance, Aggregate intrinsic value			2,961,152
Exercisable ending balance, Shares underlying stock options			14,180,719
Exercisable ending balance, Weighted - average exercise price			$ 0.2917
Exercisable ending balance, Weighted - average remaining contractual term (yrs)			9 years 3 months 7 days
Exercisable ending balance, Aggregate intrinsic value			$ 70,903
Share-based Compensation Arrangement By Share-based Payment Award, Options, Cancellations In Period	(592,230,471)	(592,230,471)
Share-based Compensation Arrangement By Share-based Payment Award, Options, Cancellations In Period, Weighted Average Exercise Price		$ 0.0655